INCOME TAXES - Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation between the statutory federal income tax rate and the effective tax rate
Federal income tax expense at statutory rate	35.00%	35.00%	35.00%
State income tax expense, net of federal benefit	2.63%	2.63%	2.63%
Patronage exclusion	(37.63%)	(37.63%)	(37.63%)
Asset retirement obligations	(0.58%)	1.40%	(6.74%)
Postretirement medical actuarial gains and losses	(1.09%)	2.44%	0.18%
Various book tax differences	2.84%	4.52%	8.93%
Regulatory treatment of deferred taxes	(1.17%)	(8.36%)	(2.37%)
Effective tax rate	0.00%	0.00%	0.00%